Major Categories of Interest and Similar Income, Net (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Interest and Other Income [Line Items]
Mortgage loans on real estate	$ 470,547	$ 413,103	$ 377,917
Acquired loans	24,461	28,122	27,548
Trading securities	6,814	11,838	10,006
Policy loans	10,015	9,834	9,981
Short-term securities, includes cash and cash equivalents	13,896	8,761	7,864
Held-to-maturity fixed-maturity securities	1,012	5,746	15,894
Derivative assets	11,121	5,197	1,867
Other invested assets	5,898	1,870	2,057
Assets held by reinsurers	2,498	2,626	2,798
Loans to affiliates	384	516	980
Total	4,405,232	4,241,896	4,009,834
Less investment expenses	79,495	66,427	54,175
Total interest and similar income, net	4,325,737	4,175,469	3,955,659
Fixed-maturity securities
Interest and Other Income [Line Items]
Available-for-sale securities	3,847,272	3,752,867	3,552,896
Equity securities
Interest and Other Income [Line Items]
Available-for-sale securities	$ 11,314	$ 1,416	$ 26